Investment in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [Table]
Opening balance	€ 1,475
Share of results	141	€ 66	€ 82
Closing balance	1,587	1,475
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Table]
Opening balance	1,475	1,790
Additions	91	24
Revaluations	(24)	(3)
Share of results	141	66
Dividends received	(34)	(12)
Disposals	(23)	(12)
Impairments	(3)	(235)
Exchange rate differences	(31)	(144)
Other	(5)	0
Closing balance	€ 1,587	€ 1,475	€ 1,790